Quarterly Report
June 30, 2020
MFS®  Municipal Income Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.5%
Alabama - 2.1%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035 (w)	$300,000	$344,307
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036 (w)	225,000	257,229
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037 (w)	240,000	273,617
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038 (w)	190,000	216,077
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039 (w)	190,000	215,602
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040 (w)	155,000	175,395
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	835,000	850,823
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	7,168,658
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	4,945,000	5,701,981
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 1.016% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	19,879,840
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	887,615
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	992,851
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	1,138,988
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	1,147,246
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	2,037,314
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	325,314
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	510,287
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	2,805,000	3,852,191
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,881,419
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	3,569,349
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	14,580,000	15,980,701
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	7,460,000	8,016,292
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	14,090,000	15,377,685
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,505,000	1,845,025
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	620,000	758,105
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	4,070,000	4,937,765
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	2,480,000	2,990,086
		$103,331,762
Alaska - 0.1%
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	$5,265,000	$5,363,877
Arizona - 2.2%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$435,601
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,145,242
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,423,720
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	1,000,000	1,062,200
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	789,338
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	95,000	101,047
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	160,000	167,197
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	425,000	443,075
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,165,710
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,694,134
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,135,895
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	165,000	175,502
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	165,000	172,422
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	310,000	323,184
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	1,875,000	1,743,412
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	3,070,000	2,754,557
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	2,605,000	2,624,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	$1,965,000	$2,104,358
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	3,000,000	3,247,680
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	4,000,000	4,304,280
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	675,000	750,911
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	508,645
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	170,000	189,076
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	295,000	354,932
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	860,000	912,236
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049	545,000	643,329
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	460,000	480,323
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	690,000	811,668
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,050,000	2,133,455
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	3,000,000	3,515,490
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	8,000,000	9,265,760
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Charge Rev., “A”, 5%, 7/01/2038	8,420,000	9,723,669
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	493,923
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	147,126
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	589,585
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	351,526
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	760,501
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	602,924
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	958,080
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	877,321
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	951,326
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	630,081
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 2.1%, 12/01/2035 (Put Date 8/03/2020)	19,405,000	19,413,150
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	420,000	436,342
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,030,000	1,065,442
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	840,000	862,655
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	162,744
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	530,000	571,234
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	285,000	303,340
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	524,165
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	625,951
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	1,075,000	1,052,909
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	1,020,000	1,002,191
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	550,000	535,442
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,781,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	$4,000,000	$5,299,160
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	2,150,000	2,204,588
		$108,505,631
Arkansas - 1.2%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$215,000	$217,546
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	440,107
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	44,378
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	905,000	1,074,733
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	4,465,000	5,158,906
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	4,690,000	5,502,261
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	2,025,000	2,406,793
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,725,000	2,071,966
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	870,000	1,016,769
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	605,000	704,613
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,320,000	1,532,454
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	480,000	555,629
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	530,000	611,779
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 3.75%, 9/01/2044 (Put Date 9/01/2025)	30,000,000	30,168,300
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,815,000	2,069,699
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	1,500,000	1,751,040
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,665,000	1,935,163
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	482,224
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	2,247,150
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,689,754
		$61,681,264
California - 7.3%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$1,087,105
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2025	3,960,000	4,836,823
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2026	4,145,000	5,230,575
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	140,000	180,716
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	190,000	221,230
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	305,000	351,830
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	130,000	149,490
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	165,000	189,133
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2040	80,000	91,447
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,588,533
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	2,913,826
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,230,850
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	5,178,491	5,550,670
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	898,872
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,747,140
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	1,979,950
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	1,000,000	1,133,890
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,702,344
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,426,922
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	258,218
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	2,150,000	2,226,089
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	4,280,000	4,618,206

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 1.95%, 11/01/2042 (Put Date 7/15/2020)	$12,960,000	$12,962,203
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	3,635,000	3,828,164
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	293,431
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	567,599
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	557,466
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,224,959
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,667,932
California School Finance Authority, Charter School Rev. (Inspire Charter Schools), “B”, 3%, 7/15/2020	2,005,000	2,006,965
California School Finance Authority, Charter School Rev. (Inspire Charter Schools), “C”, 4%, 7/15/2020	4,775,000	4,780,109
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	607,146
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	640,581
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	565,363
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,456,459
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	857,471
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	1,000,000	1,215,220
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,475,000	1,786,446
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	1,065,000	1,062,593
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	3,824,912
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	513,945
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	955,000	985,684
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	70,000	71,936
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	198,922
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	701,554
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,656,467
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	5,455,000	5,874,817
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,065,250
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	7,400,000	7,988,966
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029	340,000	350,428
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	475,000	481,113
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	1,040,000	1,032,647
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	505,000	498,829
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	1,846,477
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,800,702
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	3,297,560
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	2,132,948
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	16,203,730
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,514,140
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,070,000	2,090,038
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	880,000	894,978
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,903,301
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	640,000	649,626
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	503,083
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	522,854

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	$820,000	$887,183
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,000,000	1,202,060
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	1,165,000	1,176,988
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	569,555
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	1,002,911
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,248,381
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,171,471
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,299,107
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,829,133
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,669,362
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	496,335
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	6,945,250
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,122,580
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	2,137,698
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	1,930,000	1,755,374
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	3,399,708
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	3,661,774
Oceanside, CA, Unified School District, Capital Appreciation, ETM, ASSD GTY, 0%, 8/01/2024	350,000	340,991
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2049	820,000	861,533
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2054	1,230,000	1,282,484
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,884,508
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,304,811
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	2,073,475
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	5,322,992
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,400,700
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	6,822,540
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	878,629
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028	2,435,000	2,561,620
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	557,905
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,669,950
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	6,465,000	6,595,464
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,392,220
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,230,000	1,469,690
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	4,300,000	5,263,286
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	4,900,000	5,981,430
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	2,285,000	2,782,353
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	372,892
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	7,762,278
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,719,336
State of California, 5%, 4/01/2024	4,365,000	4,711,057
State of California, 5.25%, 10/01/2028	2,965,000	3,137,059
State of California, 5%, 8/01/2029	5,000,000	6,227,000
State of California, 5%, 4/01/2031	3,180,000	4,443,255
State of California, 5%, 9/01/2034	9,000,000	11,005,920
State of California, 5%, 4/01/2045	9,730,000	12,381,328
State of California, AGM, 5.25%, 8/01/2032	9,160,000	12,918,623
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	950,000	1,160,530
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	865,000	1,052,722
Upland, CA (San Antonio Community Hospital), COP, 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	2,075,000	2,132,498
Upland, CA (San Antonio Community Hospital), COP, 6.5%, 1/01/2041 (Prerefunded 1/01/2021)	915,000	940,693
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,987,227
		$363,272,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 4.6%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$57,000	$66,985
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028 (w)	92,000	114,427
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	55,000	64,488
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029 (w)	92,000	116,282
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	55,000	64,297
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030 (w)	96,000	120,584
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	13,000	15,147
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031 (w)	101,000	126,006
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	59,000	68,495
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032 (w)	110,000	136,276
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	70,000	80,966
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033 (w)	110,000	135,620
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034 (w)	125,000	153,573
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035 (w)	44,000	53,820
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050 (w)	527,000	630,524
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 3.25%, 12/15/2050	868,000	919,134
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	2,535,000	3,108,163
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	6,109,800
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,725,000	1,952,907
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,135,994
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	216,544
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	803,240
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	652,940
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	579,558
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	554,175
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	552,994
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	910,000	989,097
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,590,506
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,692,737
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,077,340
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	359,287
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	422,400
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	443,905
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	3,555,000	4,325,795
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 3/15/2050	3,590,000	4,271,238
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	18,125,000	21,567,300
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,450,000	1,704,562
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,750,000	2,117,797
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	5,295,000	6,278,970
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	530,000	657,401
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	785,000	953,383
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,225,000	3,850,618
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,496,000
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	3,950,000	4,256,559
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,378,719
Colorado Health Facilities Authority Rev. (Sanford), “A”, 5%, 11/01/2039	9,400,000	11,353,978
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	1,185,000	1,333,315
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	9,250,000	10,341,500
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	4,987,336
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	3,200,000	3,637,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	$4,685,000	$5,255,352
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,475,000	2,683,692
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	5,765,000	6,460,720
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	6,805,000	7,594,516
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,162,792
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,008,400
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,295,503
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	11,862,900
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,586,140
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,753,005
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,090,480
Denver, CO, City & County School District No. 1, 5%, 12/01/2024 (Prerefunded 12/01/2021)	10,000,000	10,668,500
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,018,200
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,721,099
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,294,664
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2034	2,250,000	2,956,680
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2035	2,625,000	3,432,765
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2036	1,300,000	1,692,366
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2040	930,000	1,056,926
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,790,240
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	2,021,631
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	2,126,551
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	2,124,232
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,739,159
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,955,234
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	6,072,581
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,520,876
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,402,853
		$225,967,955
Connecticut - 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	$4,230,000	$4,089,733
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2033	195,000	211,507
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2034	180,000	194,710
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 4%, 7/01/2039	785,000	794,593
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 4%, 7/01/2044	1,470,000	1,469,044
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 4%, 7/01/2049	1,470,000	1,453,742
Connecticut Health and Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	2,990,000	3,075,633
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	725,000	745,387
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	1,700,000	1,781,073
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	840,000	867,670
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	4,290,000	5,261,513
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	2,375,000	2,898,284
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	2,355,000	2,861,137
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,015,000	2,434,503
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	5,970,000	5,694,425
New Haven, CT, General Obligation, “A”, ASSD GTY, 5%, 8/15/2032	1,000,000	1,136,830
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	4,855,996
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	4,852,687
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	4,870,440
		$49,548,907
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$235,000	$263,282
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	475,000	522,923
Delaware Health Facilities Authority Rev. (Christiana Care Health System), “A”, 4%, 10/01/2049	4,685,000	5,266,174
University of Delaware, 5%, 11/01/2040	1,085,000	1,653,508
		$7,705,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.7%
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2039	$1,100,000	$1,161,446
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2049	1,045,000	1,085,410
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,450,000	1,693,571
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,435,000	3,386,601
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,505,000	4,396,700
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,441,300
District of Columbia University Rev. (Georgetown University), BHAC, 5%, 4/01/2040 (Prerefunded 4/01/2021)	11,570,000	11,977,264
Metropolitan Washington D.C. Airports Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	5,440,000	5,851,373
		$32,993,665
Florida - 3.6%
Alachua County, FL, Health Facilities Authority Rev. (Shands Teaching Hospital & Clinics), “B-1”, 5%, 12/01/2037	$2,225,000	$2,712,208
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	1,005,000	1,233,889
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,705,000	2,085,062
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,164
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,169,209
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	542,361
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,572,799
Broward County, FL, Airport System Rev., 5%, 10/01/2042	1,085,000	1,262,322
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	3,000,000	3,648,630
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	4,500,000	5,458,095
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	3,500,000	4,192,615
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	55,000	55,438
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	102,756
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	644,881
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	8,235,000	8,264,234
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,065,163
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)	100,000	61,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)	835,000	509,350
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)	1,265,000	771,650
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)	180,000	109,800
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,551,730
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,627,888
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	585,000	670,667
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,270,000	2,507,465
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “A”, 4%, 8/15/2045	11,790,000	12,615,300
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,438,046
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,151,289
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	313,879
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	1,180,000	1,202,326
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	935,000	1,060,823
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	755,000	851,202
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	550,000	616,506
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,025,000	1,144,577
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	595,000	661,646
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	815,000	901,341
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,140,000	1,154,033
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,575,000	1,590,718
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,880,000	1,894,382
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,040,000	2,033,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	$550,000	$525,558
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	680,000	643,069
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	1,230,000	1,162,805
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	1,145,000	1,175,743
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	4,835,000	5,258,836
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,105,000	881,293
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	570,000	532,574
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,185,718
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	230,000	236,281
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	120,000	124,988
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	185,000	190,561
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	648,282
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	6,490,000	7,243,943
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	2,000,000	2,176,220
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	5,944,674
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	596,993
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cabana Club Apartments), 1.4%, 4/01/2023 (Put Date 4/01/2022)	2,155,000	2,172,628
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,000,000	1,011,850
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	7,507,231
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	291,572
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	138,681
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	236,272
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,612,139
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	495,000	581,996
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	750,000	893,003
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,040,000	1,232,670
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	550,000	339,037
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	660,000	390,496
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	250,000	141,860
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	770,000	419,234
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	920,000	479,900
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	985,000	490,826
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,095,000	522,797
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	880,000	403,128
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,205,000	529,344
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,315,000	552,287
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,535,000	620,493
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2046	1,315,000	511,509
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2047	800,000	299,384
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2048	875,000	314,974
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2050	1,755,000	584,187
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2051	1,055,000	337,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2052	$1,085,000	$333,703
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2053	715,000	211,318
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2054	1,010,000	286,800
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	9,785,000	10,817,415
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042 (w)	475,000	547,851
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	457,266
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	685,000	720,997
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	885,000	930,613
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	331,254
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027 (a)(d)	125,000	87,500
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	6,795,000	6,825,781
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2020 (d)	52,264	32,926
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	274,385
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	250,565
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	537,268
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,597,197
Tampa, FL (University of Tampa Project), “A”, 4%, 4/01/2050	3,745,000	4,126,615
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,430,000	910,953
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	785,000	478,183
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,210,000	704,535
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	570,000	317,023
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	785,000	416,615
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	785,000	397,477
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,070,000	516,350
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	475,000	218,586
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	475,000	208,079
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2045	170,000	65,119
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2049	7,775,000	2,503,317
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2053	7,795,000	2,097,946
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	310,000	350,272
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	310,000	348,046
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	475,000	580,336
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,665,000	1,838,360
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	2,300,000	2,784,978
		$180,717,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 3.6%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2035	$7,450,000	$8,453,143
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	4,000,000	4,504,080
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	5,000,000	5,597,450
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	2,250,000	2,512,440
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,504,442
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	849,952
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	9,800,000	11,829,482
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	855,000	947,426
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	5,115,000	5,221,955
Clayton County, GA, Development Authority, Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,208,713	1,213,512
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	703,697
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,218,854
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2030	1,200,000	1,649,544
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2033	1,380,000	1,856,542
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2034	1,800,000	2,413,530
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	9,425,000	11,284,176
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	4,850,000	4,896,075
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,595,811
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,497,296
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,587,581
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,103,232
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	3,763,315
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,335,544
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	2,680,000	2,876,792
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	695,000	726,824
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,837,607
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,026,269
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,205,885
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,865,000	2,168,491
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.866% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,315,000	10,226,910
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	5,760,000	6,977,606
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	6,390,000	7,211,051
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	20,295,000	23,302,110
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,940,000	2,251,137
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,945,000	2,252,388
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,332,023
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	305,000	342,445
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	335,000	374,383
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	230,000	256,114
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	4,000,000	4,672,720
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	5,000,000	5,811,200
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	4,215,000	4,926,998
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2027 (n)	2,220,000	2,342,788
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	590,000	604,508
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	405,000	407,442
		$177,672,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 0.2%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$560,233
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	130,000
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	384,397
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,060,000	7,230,852
		$8,305,482
Hawaii - 0.2%
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	$1,380,000	$1,471,232
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	906,193
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	3,953,650
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,468,941
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	977,868
		$8,777,884
Idaho - 0.0%
Idaho Housing and Finance Association, Tax Exempt Mortgage-Backed Securities, “E”, GNMA, 3.5%, 8/21/2049	$2,122,946	$2,212,895
Illinois - 9.5%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$9,190,000	$8,802,458
Chicago, IL, Board of Education, 5%, 12/01/2042	4,045,000	4,100,781
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,225,345
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,405,000	1,322,906
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	1,101,478
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	7,540,979
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	2,404,793
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,335,000	932,204
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	3,410,000	3,210,754
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	13,336,573
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	3,405,000	2,803,677
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	3,895,000	2,968,379
Chicago, IL, Board of Education, “A”, 5.5%, 12/01/2039	105,000	106,675
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	290,377
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	238,733
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,010,000	1,078,286
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,005,000	1,070,114
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	1,890,779
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,495,000	2,627,410
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	15,110,000	17,013,709
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	2,505,000	2,785,886
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	970,000	1,090,474
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	2,455,000	2,790,304
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,165,000	1,337,618
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	775,000	896,543
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	580,000	674,511
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,550,000	1,808,214
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,760,000	3,210,377
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	5,300,000	6,126,747
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	4,540,000	5,214,735
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	362,644
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	232,636
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	231,198
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	229,724
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	205,841
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	199,481
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	147,590
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,283,903
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,434,313
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	3,840,007
Chicago, IL, Capital Appreciation “A”, NATL, 0%, 1/01/2027	1,490,000	1,153,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	$9,690,000	$7,867,602
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,408,917
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	745,000	794,341
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,885,000	4,184,184
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,660,000	2,890,090
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	605,000	662,300
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	6,375,000	6,724,159
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	7,090,000	7,822,042
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	625,000	693,794
Chicago, IL, General Obligation, “A”, 5%, 1/01/2032	265,000	293,495
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	1,110,000	1,163,613
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,820,000	1,963,616
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	350,000	376,751
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	6,715,000	7,163,226
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	6,995,000	7,654,908
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,103,350
Chicago, IL, General Obligation, “C”, 5%, 1/01/2024	2,240,000	2,294,342
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	935,000	1,005,845
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	9,633,892
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,677,408
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	860,170
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,095,643
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,565,933
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,028,302
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	510,345
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,042,977
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	3,315,000	3,901,821
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,135,021
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	5,520,000	5,667,329
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	1,605,000	1,637,678
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,834,712
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	683,067
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	4,855,112
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	11,242,908
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	3,000,000	3,275,070
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021)	1,475,000	1,487,936
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	4,410,000	5,038,954
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	4,410,000	5,038,381
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,697,295
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,695,841
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,905,000	1,905,400
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	1,310,000	1,311,480
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	275,000	308,506
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	190,000	215,179
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	10,321,405
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 1.471% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	885,000	885,398
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,238,812
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,812,129
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	7,027,079
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	548,857
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,040,000	1,112,051
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	820,000	877,252
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	848,798
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	11,317,300
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	162,183
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	420,000	492,547

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	$525,000	$612,008
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	420,000	488,678
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	770,000	824,608
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	499,673
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	981,686
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	489,966
Illinois Finance Authority, Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	2,730,000	2,856,017
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,337,605
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	6,840,000	7,616,477
Illinois Housing Development Authority, Multi-Family Housing Rev. (Century Woods), FHLMC, 1.9%, 10/01/2022 (Put Date 10/01/2021)	2,230,000	2,262,803
Illinois Housing Development Authority, Water Facilities Rev. (American Water Capital Corp.), 2.45%, 10/01/2039 (Put Date 10/01/2029)	7,000,000	7,542,920
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	4,455,000	4,666,256
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	10,615,000	11,164,751
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	120,000	143,467
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	155,000	184,092
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	1,800,000	2,084,256
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	3,995,000	4,705,990
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	3,720,000	4,463,665
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	755,000	920,609
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	1,750,000	2,157,102
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,085,000	1,290,770
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,185,000	2,625,736
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,050,000	1,122,597
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	615,000	655,541
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,050,000	1,140,300
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,770,000	1,940,876
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	815,000	960,746
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,020,000	1,217,931
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	610,000	723,515
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,506,100
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	250,000	281,890
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	250,000	276,158
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	820,000	891,881
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 4%, 12/01/2020	1,315,000	1,334,331
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	765,000	918,459
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	785,000	941,560
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 6/15/2026	2,400,000	2,072,040
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, BAM, 5%, 6/15/2042	4,550,000	4,692,415
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	5,725,000	6,453,678
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	620,000	677,815
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	700,000	759,878
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	665,000	717,708
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	315,000	338,890
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,752,817
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,390,000	1,448,463
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,093,422
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,125,000	1,069,616
State of Illinois, 4.875%, 5/01/2021	845,000	860,599
State of Illinois, 5%, 2/01/2025	2,600,000	2,795,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, 5%, 1/01/2028	$425,000	$433,636
State of Illinois, 5%, 5/01/2028	870,000	912,882
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,649,998
State of Illinois, 5%, 11/01/2028	2,005,000	2,157,921
State of Illinois, 5%, 2/01/2029	2,180,000	2,344,699
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,704,658
State of Illinois, 5.5%, 5/01/2039	1,660,000	1,867,849
State of Illinois, 4.5%, 11/01/2039	1,895,000	1,917,304
State of Illinois, 5.75%, 5/01/2045	1,545,000	1,756,155
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,360,200
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,596,264
State of Illinois, AGM, 4%, 2/01/2030	720,000	768,442
State of Illinois, NATL, 6%, 11/01/2026	4,615,000	5,243,517
State of Illinois, “A”, 5%, 12/01/2020	2,975,000	3,004,214
State of Illinois, “A”, 5%, 11/01/2027	9,820,000	10,774,209
State of Illinois, “A”, 5%, 11/01/2028	13,010,000	14,271,710
State of Illinois, “A”, 4%, 12/01/2033	1,800,000	1,778,760
State of Illinois, “A”, 5%, 4/01/2036	2,120,000	2,174,505
State of Illinois, “B”, 5%, 12/01/2020	1,645,000	1,661,154
State of Illinois, “A”, 5%, 12/01/2024	425,000	456,114
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	1,360,000	1,384,861
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2029	675,000	787,968
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2030	850,000	983,799
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2032	1,180,000	1,346,309
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2034	1,755,000	1,981,764
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2036	2,000,000	2,241,100
		$468,502,917
Indiana - 1.3%
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	$1,075,000	$1,095,651
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041	2,840,000	3,023,691
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	550,262
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,370,083
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035	2,190,000	2,345,030
Indiana Finance Authority Rev. (State Revolving Fund Program), ”A“, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,295,560
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	5,955,000	6,512,031
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2048	3,090,000	3,369,676
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), ”D“, 5%, 1/01/2027	11,000,000	13,284,480
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), ”I“, 5%, 1/01/2028	1,995,000	2,272,824
Indianapolis, IN, Water System First Lien Refunding Rev., ”A“, 5%, 10/01/2037	5,250,000	6,622,980
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), ”A“, 5%, 4/01/2042	1,170,000	1,199,145
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	752,750
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	545,185
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	672,813
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	2,006,476
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,321,060
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	354,839
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	807,133
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), ”A“, 5%, 12/01/2044 (Put Date 6/05/2026)	11,910,000	14,079,406
		$66,481,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.5%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	$1,200,000	$1,347,660
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,497,578
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,211,457
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), ”A“, 5.25%, 2/15/2044	3,000,000	3,369,510
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2033	745,000	760,608
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2038	615,000	621,556
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2048	1,125,000	1,109,981
Iowa Finance Authority Single Family Mortgage Rev., ”A“, FNMA, 4%, 7/01/2047	1,095,000	1,190,287
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	1,965,000	1,916,248
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	5,865,000	5,555,680
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, ”B“, 5.6%, 6/01/2034	3,070,000	3,114,607
		$22,695,172
Kansas - 0.9%
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2038	$3,800,000	$4,023,744
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2042	1,500,000	1,582,080
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,397,448
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	726,254
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	125,000	146,350
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	520,000	605,571
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	585,000	679,086
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2039	3,000,000	3,421,410
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,030,000	1,031,947
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,085,000	1,068,996
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,145,000	1,110,604
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,260,000	1,207,080
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,395,000	1,318,442
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,510,000	1,431,208
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,160,000	2,046,794
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2031	1,145,000	1,367,668
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2032	855,000	1,015,090
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), ”A“, 5%, 9/01/2048	13,460,000	16,429,007
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2033	145,000	143,501
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2038	175,000	167,221
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 4.625%, 5/15/2041	145,000	129,027
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2047	720,000	651,060
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	285,000	288,389
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,536,801
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	495,000	471,799
		$43,996,577
Kentucky - 1.7%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$978,885
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	961,376
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,090,353
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), 5.25%, 8/15/2046	2,360,000	2,412,604
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2037	590,000	666,859
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2041	4,235,000	4,686,620
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2046	2,685,000	2,948,613
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2037	2,530,000	2,716,436
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2041	1,655,000	1,761,334

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5.25%, 6/01/2041	$1,290,000	$1,392,245
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2045	2,070,000	2,189,170
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	3,390,000	3,805,411
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	1,895,000	1,975,500
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, ”B-1“, 5%, 6/01/2036	6,475,000	7,386,421
Kentucky Public Energy Authority, Gas Supply Rev., ”C“, 4%, 2/01/2050 (Put Date 2/01/2028)	6,935,000	8,102,993
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), ”A“, 5%, 7/01/2032	2,000,000	2,137,260
Public Energy Authority of Kentucky, Gas Supply Rev., ”B“, 4%, 1/01/2049	3,215,000	3,541,130
Public Energy Authority of Kentucky, Gas Supply Rev., ”C-1“, 4%, 12/01/2049	31,565,000	35,445,285
		$84,198,495
Louisiana - 1.4%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	$3,355,000	$3,405,627
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,584,969
Louisiana Housing Corp. Single Family Mortgage Rev. (Home Ownership Program), ”A-1“, 4.5%, 12/01/2047	690,000	765,534
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), ”A“, 5.625%, 6/01/2045	4,900,000	4,352,082
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	671,780
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	2,892,260
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6%, 11/15/2035	580,000	595,179
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6.25%, 11/15/2045	2,240,000	2,299,226
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), ”A“, 6.5%, 8/01/2029	1,400,000	1,404,522
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), ”A-2“, 6.5%, 11/01/2035	6,000,000	6,079,740
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2029	480,000	509,549
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2039	1,200,000	1,171,248
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2054	1,925,000	1,793,003
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2027 (Put Date 12/01/2023)	5,020,000	4,951,075
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2033 (Put Date 12/01/2023)	4,075,000	4,019,050
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2034 (Put Date 12/01/2023)	3,140,000	3,096,888
Louisiana Public Facilities Authority Lease Rev. (Provident Group-Flagship Properties LLC–Louisiana State University Greenhouse District (Phase III)), ”A“, 5%, 7/01/2059	5,365,000	5,867,379
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	5,088,134
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023 (w)	5,850,000	6,240,838
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2023	1,325,000	1,439,930
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2024	1,270,000	1,371,689
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2025	1,000,000	1,072,850
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2043	745,000	881,327
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2048	1,210,000	1,422,113
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040	800,000	917,744
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2044	1,000,000	1,143,790
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2049	1,250,000	1,416,575
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,084,620
		$68,538,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-2“, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$1,140,000	$1,205,071
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-3“, 5.25%, 1/01/2025	570,000	619,830
Maine Housing Authority Mortgage, ”C“, 4%, 11/15/2050	3,545,000	3,968,592
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	1,970,000	2,054,572
		$7,848,065
Maryland - 1.4%
Baltimore, MD, Project Rev. (Water Projects), ”A“, 4%, 7/01/2039	$1,500,000	$1,720,875
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	1,565,000	1,613,343
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2041	5,000,000	5,898,800
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	380,000	380,220
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	420,000	432,898
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.125%, 2/15/2034	150,000	147,614
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.375%, 2/15/2039	155,000	153,532
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047	1,105,000	1,083,099
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.5%, 9/01/2048 (u)	10,085,000	11,286,628
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 4.5%, 9/01/2048 (u)	8,185,000	9,104,257
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”C“, 4%, 9/01/2044	2,170,000	2,292,779
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2026	300,000	367,284
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2027	455,000	571,994
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2028	355,000	455,199
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2030	180,000	201,317
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2032	125,000	137,529
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2035	225,000	244,301
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	792,522
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2038	180,000	158,855
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2048	550,000	454,042
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2058	1,665,000	1,315,000
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), ”A“, 5.5%, 1/01/2036	5,090,000	5,746,203
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,288,235
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2033	1,745,000	1,986,630
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	1,090,000	1,234,490
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2038	4,845,000	5,342,581
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	6,425,000	7,494,120
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039	555,000	573,937
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	545,000	563,432
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), ”A-1“, 5%, 11/01/2037	185,000	177,328
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	315,000	291,813
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2047	330,000	302,864
State of Maryland, ”B“, 4%, 8/01/2027	2,570,000	2,741,316
		$67,555,037
Massachusetts - 3.8%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), ”A“, 5%, 6/01/2023	$2,645,000	$2,997,922
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2043	9,290,000	11,419,547
Commonwealth of Massachusetts, ”A“, AAC, 5.5%, 8/01/2030	5,000,000	7,008,850
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”H“, 5%, 12/01/2026	10,000,000	12,711,900
Massachusetts Bay Transportation Authority Rev., ”A“, 7%, 3/01/2021	1,065,000	1,077,940
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	9,445,000	11,142,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031	$2,395,000	$2,706,949
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	530,000	546,382
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 5%, 6/01/2039	945,000	1,078,736
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), ”2018 I-2“, 5%, 7/01/2053	4,640,000	5,358,922
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2031	1,130,000	1,409,313
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2032	1,145,000	1,417,567
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-1“, 5%, 7/01/2048	3,000,000	3,489,210
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,729,196
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,578,396
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	989,002
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	250,000	278,655
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	3,515,000	3,860,595
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,157,690
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	460,000	480,916
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	110,000	114,744
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	1,530,000	1,566,307
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	2,960,000	3,002,890
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	275,000	329,197
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	435,000	523,718
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2031 (Prerefunded 7/01/2021)	1,430,000	1,496,724
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2036 (Prerefunded 7/01/2021)	1,670,000	1,747,922
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 5%, 7/01/2032	1,275,000	1,559,491
Massachusetts Development Finance Agency Rev. (Partners Healthcare), Unrefunded Balance, ”L“, 5%, 7/01/2031	1,350,000	1,412,991
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	200,631
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	688,363
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	806,525
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2036	1,440,000	1,596,269
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	1,300,000	1,440,972
Massachusetts Development Finance Agency Rev. (Wellforce), ”A“, 4%, 7/01/2044	2,240,000	2,347,878
Massachusetts Development Finance Agency Rev. (Wellforce), ”A“, 5%, 7/01/2044	935,000	1,057,550
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,229,650
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021)	3,695,000	3,727,405
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 3%, 7/01/2035	4,210,000	4,163,648
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	6,960,000	7,123,282
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	9,170,000	9,093,064
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	225,000	225,268
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 5%, 7/01/2021	1,255,000	1,295,398
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.7%, 7/01/2026	830,000	855,282
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.9%, 7/01/2028	860,000	886,772
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033 (u)	9,855,000	9,970,008
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	3,360,000	3,399,211
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 5.25%, 7/01/2029	2,095,000	2,217,348
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 3.625%, 7/01/2032	7,510,000	7,602,223
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	470,000	498,214
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	3,915,000	4,758,291
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	4,915,000	5,956,095
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2039	7,975,000	9,638,106
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2035	500,000	605,435
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2036	1,000,000	1,205,790
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2037	1,435,000	1,724,755
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	180,000	215,708
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), ”A“, 5.125%, 7/01/2041	465,000	487,274
Massachusetts Water Resources Authority Rev., ”B“, AGM, 5.25%, 8/01/2029	4,215,000	5,814,592
University of Massachusetts Building Authority Rev., ”2017-3“, 5%, 11/01/2036	8,895,000	11,011,298
		$188,036,527

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 2.3%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), ”A“, AGM, 5%, 7/01/2043	$1,565,000	$1,751,063
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5%, 7/01/2020	1,725,000	1,725,000
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5.25%, 7/01/2039	5,920,000	6,498,088
Detroit, MI, Water Supply System Rev., Senior Lien, ”A“, 5%, 7/01/2036	295,000	308,918
Detroit, MI, Water Supply System Rev., Senior Lien, ”C“, 5%, 7/01/2041	410,000	429,344
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	615,050
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	557,037
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	815,000	977,878
Eastern Michigan University Board of Regents, General Rev., ”A“, 4%, 3/01/2047	9,675,000	10,192,032
Great Lakes Water Authority, Michigan Water Supply System Rev., ”B“, BAM, 5%, 7/01/2046	5,745,000	6,704,300
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, 5%, 7/01/2036	3,155,000	3,764,325
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, AGM, 5%, 7/01/2034	3,710,000	4,533,323
Michigan Building Authority Rev., ”I“, 4%, 10/15/2049	2,800,000	3,203,396
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 3.875%, 10/01/2023	685,000	708,447
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 4%, 10/01/2024	860,000	898,872
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), ”A“, 4%, 11/15/2050	6,145,000	6,738,361
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,227,670
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,442,300
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2035	3,195,000	3,403,889
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	3,690,000	4,449,697
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), ”2“, 4%, 12/01/2036	5,265,000	6,068,334
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2033	800,000	938,400
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2034	1,790,000	2,095,911
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2035	1,155,000	1,345,714
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	580,000	666,814
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), ”C-1“, 5%, 7/01/2044 (Prerefunded 7/01/2022)	450,000	491,233
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), ”D-2“, 5%, 7/01/2034	800,000	936,720
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	485,000	550,674
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	240,000	270,113
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	570,000	638,936
Michigan Housing Development Authority, ”A“, 4%, 6/01/2046	970,000	1,026,774
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	985,000
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	5,000,000	5,421,850
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	1,000,000	1,114,150
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	610,000	683,993
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	470,000	521,770
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	1,020,000	1,125,152
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”D“, AGM, 5%, 12/01/2040	7,105,000	8,085,632
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	2,490,000	3,023,383
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,580,000	3,112,538
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	980,000	1,289,151
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	1,200,000	1,568,136
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,850,000	2,398,895
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	3,500,000	4,480,420
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	1,000,000	1,264,520
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	1,100,000	1,383,668
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	290,000	363,019
		$112,979,890

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 1.1%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2043	$2,275,000	$2,441,940
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2043	2,550,000	2,930,868
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2048	2,280,000	2,434,151
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2048	2,015,000	2,303,689
Duluth, MN, Independent School District No. 709, ”A“, COP, 5%, 2/01/2025	240,000	282,720
Duluth, MN, Independent School District No. 709, ”A“, COP, 4%, 3/01/2032	1,145,000	1,077,537
Duluth, MN, Independent School District No. 709, ”A“, COP, 4.2%, 3/01/2034	305,000	285,053
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2026	765,000	924,831
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2028	225,000	285,138
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2041	2,500,000	2,949,475
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2046	3,000,000	3,510,810
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4%, 1/01/2041	795,000	836,912
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4.25%, 7/01/2049 (u)	20,955,000	23,336,745
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	5,895,000	6,396,900
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	3,570,000	3,496,637
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), ”A“, 5.5%, 7/01/2052	240,000	251,338
University of Minnesota, ”A“, 5%, 12/01/2025 (Prerefunded 12/01/2021)	710,000	756,938
		$54,501,682
Mississippi - 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$1,750,000	$1,923,075
Mississippi Development Bank Special Obligation (Harrison County Coliseum), ”A“, 5.25%, 1/01/2034	2,455,000	3,355,322
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	581,249
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	4,000,000	4,850,280
Mississippi Home Corp. Single Family Mortgage Rev., ”A“, 4%, 12/01/2044	1,810,000	1,983,832
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2022	1,445,000	1,544,272
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2023	3,560,000	3,900,941
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2046	1,905,000	2,096,072
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2036	845,000	962,244
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2037	760,000	862,000
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2039	760,000	856,535
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2040	425,000	477,649
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2033 (w)	350,000	429,923
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2035 (w)	1,200,000	1,462,788
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), ”IV“, 5%, 10/01/2039 (w)	850,000	1,022,839
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,250,000	1,438,750
State of Mississippi, ”B“, 5%, 12/01/2025	585,000	718,210
State of Mississippi, ”B“, 5%, 12/01/2032	2,500,000	3,097,150
State of Mississippi, ”B“, 5%, 12/01/2033	2,500,000	3,086,125
State of Mississippi, ”B“, 5%, 12/01/2034	5,000,000	6,156,300
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), ”A“, 5%, 3/01/2028	1,080,000	1,268,179
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	5,750,000	6,866,477
		$48,940,212
Missouri - 1.1%
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), ”B“, AGM, 5%, 3/01/2055	$5,675,000	$6,716,192
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2040	160,000	164,680
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2050	275,000	281,256
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	840,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2030	$5,000,000	$6,289,400
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2031	3,165,000	3,944,223
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2044	2,300,000	2,554,495
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2049	5,000,000	5,517,500
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2054	9,550,000	10,469,188
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), ”A“, 5%, 6/01/2031	2,615,000	2,935,154
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, 3.75%, 5/01/2038	665,000	704,794
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FNMA, 4.25%, 5/01/2049	5,730,000	6,318,185
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”B“, FNMA, 4.75%, 5/01/2049	3,005,000	3,379,092
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2030	140,000	140,745
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2035	95,000	94,398
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5.125%, 8/15/2045	260,000	252,301
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 3.875%, 11/15/2029	200,000	179,074
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.375%, 11/15/2035	735,000	618,752
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.75%, 11/15/2047	2,290,000	1,945,355
		$53,345,058
Montana - 0.1%
Montana Board of Housing Single Family Mortgage, ”B“, 4%, 12/01/2050	$4,825,000	$5,402,553
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A“, 4%, 6/01/2049	980,000	1,063,898
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A-2“, 3%, 12/01/2043	840,000	865,544
		$7,331,995
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), ”A“, 5%, 9/01/2034	$850,000	$1,101,719
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 4%, 9/01/2044	1,155,000	1,218,860
Nebraska Investment Finance Authority, Single Family Housing Rev., ”C“, 4%, 9/01/2048 (u)	4,735,000	5,164,464
		$7,485,043
Nevada - 0.5%
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2037	$900,000	$1,050,192
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2039	1,975,000	2,289,933
Clark County, NV, School District General Obligation, ”A“, AGM, 4%, 6/15/2040	130,000	150,307
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 4.5%, 12/15/2029	150,000	152,024
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2035	630,000	638,681
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2038	705,000	709,660
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5.125%, 12/15/2045	760,000	762,668
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2048	2,745,000	2,712,060
Nevada Housing Division, Single Family Mortgage Rev., ”B“, GNMA, 4%, 10/01/2049	5,965,000	6,596,216
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2033	90,000	107,883
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2038	115,000	135,560
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4%, 6/01/2048	460,000	498,024
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4.125%, 6/01/2058	570,000	618,592
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), ”A“, 2.5%, 6/15/2024 (n)	700,000	687,043
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), ”F“, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,396,165
		$27,505,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - 0.5%
National Finance Authority, New Hampshire Municipal Certificates, ”A“, 4.125%, 1/20/2034	$8,863,449	$9,500,199
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Emerald Renewable Diesel LLC Project), 2%, 6/01/2049 (Put Date 8/31/2020) (n)	9,575,000	9,587,543
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), ”A“, 5%, 8/01/2059	2,295,000	3,290,892
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,910,912
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,872,387
		$26,161,933
New Jersey - 4.6%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	$4,925,000	$5,978,704
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2037	4,400,000	5,244,492
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2042	600,000	707,586
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2032	1,665,000	2,021,227
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,670,000	1,990,523
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	413,760
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	608,713
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	929,296
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	604,706
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	602,514
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	527,542
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	518,264
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,584,206
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	965,065
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	480,632
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	1,970,000	2,327,713
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,190,000	2,532,735
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	1,095,000	1,092,547
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	1,570,000	1,519,681
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2034	610,000	674,575
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2035	510,000	562,071
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2042	2,855,000	3,093,535
New Jersey Economic Development Authority Rev., School Facilities Construction, ”NN“, 5%, 3/01/2027	4,135,000	4,377,063
New Jersey Economic Development Authority Rev., School Facilities Construction, ”XX“, 5%, 6/15/2021	1,850,000	1,897,841
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,650,000	3,718,912
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	4,050,000	4,171,986
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	3,385,000	3,685,554
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	1,595,000	1,944,305
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2029	1,385,000	1,378,795
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2031 (u)	8,400,000	8,498,280
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 5%, 7/01/2033	485,000	538,209
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2027	1,105,000	1,295,137
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2028	9,240,000	10,796,755
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	5,485,000	5,922,264
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,346,191
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,324,868
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	1,954,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	$1,785,000	$1,959,234
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,721,160
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	1,997,177
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,297,579
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”1B“, 2.95%, 12/01/2028	6,160,000	6,141,582
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.25%, 12/01/2039	5,690,000	5,561,463
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	7,865,000	7,813,563
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”C“, 4.75%, 10/01/2050 (u)	10,220,000	11,525,605
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	3,000,000	3,660,600
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	3,000,000	3,640,260
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	3,000,000	3,630,540
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,950,000	3,556,402
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	3,525,000	4,090,516
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2029	3,420,000	3,821,782
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2031	2,275,000	2,507,914
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	3,985,000	4,503,010
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 5.25%, 12/15/2021	2,520,000	2,627,050
New Jersey Transportation Trust Fund Authority, Transportation System, ”B“, NATL, 5.5%, 12/15/2020	3,325,000	3,375,473
New Jersey Transportation Trust Fund Authority, Transportation System, ”B“, NATL, 5.5%, 12/15/2021	5,000,000	5,230,200
New Jersey Transportation Trust Fund Authority, Transportation System, ”C“, 5%, 6/15/2042	2,360,000	2,466,601
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”A“, 0%, 12/15/2037	25,000,000	12,144,000
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2028	12,075,000	8,992,373
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	3,725,000	1,975,107
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	9,720,000	4,906,462
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2029	15,690,000	12,085,379
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	3,345,000	2,279,885
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NATL, 0%, 12/15/2027	6,900,000	5,457,555
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NATL, 0%, 12/15/2031	5,000,000	3,300,000
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2031	1,290,000	1,561,764
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2032	2,530,000	3,038,935
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2033	725,000	865,070
		$229,565,384
New Mexico - 0.4%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$2,300,000	$2,875,000
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), ”D“, 5.9%, 6/01/2040	9,975,000	9,986,970
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	1,575,000	1,725,475
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”C“, FNMA, 4%, 1/01/2049	3,160,000	3,458,968
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2034	270,000	277,185
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2039	205,000	207,921
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2044	215,000	214,394
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2049	565,000	557,316
		$19,303,229
New York - 3.4%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	$5,830,000	$6,267,775
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, ”C“, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,434,832
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,498,676
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,114,668
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,450,000	2,533,496
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, Unrefunded Balance, 5.75%, 2/15/2047	1,500,000	1,546,245
New York Dormitory Authority Rev. (Cornell University), ”D“, 5%, 7/01/2034	3,000,000	4,390,560
New York Dormitory Authority Rev. (Cornell University), ”D“, 5%, 7/01/2035	590,000	873,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	$100,000	$116,319
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2032	520,000	670,894
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2036	1,115,000	1,411,334
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2040	1,265,000	1,577,063
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035	200,000	231,070
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	5,000,000	5,516,550
New York Environmental Facilities Corp., State Revolving Funds Rev., ”C“, 5%, 5/15/2041	2,745,000	2,838,797
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	15,727,941
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044	16,005,000	16,588,062
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040	3,190,000	3,305,829
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,399,544
New York Mortgage Agency Rev., ”54“, 4%, 4/01/2047	3,675,000	3,943,826
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	6,855,000	7,386,194
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,494,440
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	766,086
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,635,000	1,686,584
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,400,000	2,478,168
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	8,135,000	8,713,154
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	2,330,000	2,494,009
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,315,000	1,327,361
New York Urban Development Corp., State Personal Income Tax Rev., ”A“, 4%, 3/15/2039	6,000,000	7,067,580
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	1,455,000	1,798,875
New York, NY, ”B-1“, 5%, 12/01/2041	3,500,000	4,160,905
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	5,574,420	5,800,574
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	1,025,000	1,250,521
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2036	2,000,000	2,384,080
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2037	2,280,000	2,704,855
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2038	2,800,000	3,310,188
New York, NY, City Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2039	3,500,000	4,121,005
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	2,495,000	2,636,916
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	7,000,000	8,335,810
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2048	5,150,000	6,246,126
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,220,000	2,506,935
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	920,000	1,032,074
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,485,000	1,649,092
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,670,000	2,691,013
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2029	870,000	816,043
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2032	1,465,000	1,321,972
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2033	1,255,000	1,123,313
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2034	1,755,000	1,540,908
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2036	275,000	236,533
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2034	950,000	1,113,077
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	480,000	560,438
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	2,710,000	2,984,387
		$167,725,873

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.6%
North Carolina Housing Finance Agency, Home Ownership Rev., ”44“, 4%, 7/01/2050	$1,700,000	$1,904,306
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	211,441
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	258,128
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	267,316
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2049	3,790,000	4,233,354
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2052	9,435,000	10,510,024
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037	100,000	100,179
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2041	370,000	364,746
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2046	1,350,000	1,305,909
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	610,000	662,155
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	1,195,000	1,289,202
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	2,440,000	2,623,854
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	975,000	1,046,838
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,600,000	1,900,160
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	11,650,000	14,104,771
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 4%, 1/01/2055	1,385,000	1,497,878
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2049	6,745,000	7,587,585
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,780,000	2,129,770
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,411,625
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,537,112
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2027	1,400,000	1,719,368
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2028	1,875,000	2,347,144
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2029	1,490,000	1,896,830
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2030	1,250,000	1,613,975
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2031	1,350,000	1,728,837
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2032	1,000,000	1,269,750
Raleigh Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2033	1,000,000	1,261,100
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	1,000,000	1,057,380
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2045	900,000	1,337,193
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,856,508
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2049	2,615,000	3,988,241
		$79,022,679
North Dakota - 0.7%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 7/01/2034	$405,000	$425,416
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 1/01/2051 (u)	12,175,000	13,636,243
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”D“, 4.25%, 1/01/2049 (u)	6,775,000	7,455,616
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), ”A“, AGM, 4%, 4/01/2039	2,340,000	2,734,454
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	3,895,000	4,253,340
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	3,620,000	3,896,858
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2048	200,000	211,414
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2053	1,485,000	1,565,131
		$34,178,472
Ohio - 3.5%
Akron, Bath and Copley Joint Township, OH, Hospital Improvement Rev. (Children's Hospital Medical Center of Akron), 5%, 11/15/2038	$3,005,000	$3,252,011
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), ”B“, 5%, 2/15/2024 (Prerefunded 2/15/2022)	1,500,000	1,612,275
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2031	1,800,000	2,368,926
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2034	900,000	1,156,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2035	$450,000	$575,505
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	1,400,000	1,782,144
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2039	450,000	514,035
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	6,485,000	7,008,534
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	22,650,000	23,850,223
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, ”2“, 0%, 6/01/2057	62,655,000	8,697,767
Cleveland, OH, Public Power System Refunding Rev., ”A“, AGM, 4%, 11/15/2038	1,000,000	1,148,400
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), ”B“, 7%, 5/15/2040	1,000,000	1,008,460
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,348,615
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	10,245,000	11,438,133
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), ”A“, 4%, 5/15/2047	4,140,000	4,519,472
Lancaster, PA, Port Authority Gas Supply Rev., ”A“, 5%, 8/01/2049 (Put Date 2/01/2025)	5,250,000	6,126,278
Miami County, OH, Hospital Facilities Rev. (Kettering Health), ”A“, 5%, 8/01/2049	9,845,000	11,590,814
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 4%, 11/15/2038	4,380,000	4,605,263
Northeast Ohio Regional Sewer District, Wastewater Improvement Rev., 4%, 11/15/2036	1,000,000	1,202,730
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”B“, 2.6%, 6/01/2041 (Put Date 10/01/2029)	4,615,000	4,704,623
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 12/01/2027 (Put Date 10/01/2024)	8,400,000	8,478,456
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,925,000	3,959,148
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	10,040,000	10,305,859
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	250,000	258,525
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	330,000	341,121
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,419,130
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,130,000	1,364,938
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,075,000	1,283,948
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,135,000	1,351,637
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	1,950,000	2,302,911
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2048 (u)	4,650,000	5,159,036
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2049 (u)	8,985,000	10,030,315
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2038 (u)	3,355,000	3,696,606
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2043 (u)	8,150,000	8,940,550
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,857,192
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	390,000	395,546
		$171,655,770
Oklahoma - 0.6%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$290,000	$276,811
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	2,195,000	2,306,528
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,360,000	2,715,015
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,425,946
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2029	150,000	178,447
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2033	810,000	941,714
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	1,135,000	1,298,678
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	395,000	456,363
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	1,140,000	1,308,560
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2052	9,880,000	11,475,225
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ”A“, 4.75%, 9/01/2048	2,670,000	2,995,500
Tulsa, OK, Airport Improvement Trust Rev., ”A“, 5%, 6/01/2045	755,000	844,981
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), ”B“, 5.5%, 12/01/2035	1,440,000	1,438,445
		$27,662,213

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - 0.9%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), ”B-2“, 2.75%, 11/15/2025	$950,000	$951,510
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2025 (Put Date 5/02/2022)	1,275,000	1,282,612
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 7/01/2038 (Put Date 5/01/2022)	1,730,000	1,764,358
Oregon Facilities Authority Rev. (Legacy Health), ”A“, 5%, 6/01/2046	10,100,000	11,497,032
Oregon Facilities Authority Rev. (Samaritan Health Services Project), ”A“, 5%, 10/01/2040 (w)	750,000	906,900
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	7,500,000	9,007,950
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), ”D“, 4.75%, 1/01/2050 (u)	7,960,000	8,916,076
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	1,340,000	1,546,574
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2030	4,000,000	5,096,360
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2033	1,750,000	2,194,535
		$43,163,907
Pennsylvania - 6.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$13,590,000	$14,693,236
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2035	1,150,000	1,333,080
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2036	1,100,000	1,269,466
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	135,000	147,213
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	135,000	140,308
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	330,000	340,108
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	2,000,000	2,199,780
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	500,000	591,985
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	1,075,000	1,267,328
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	500,000	587,380
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	500,000	585,590
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	2,500,000	2,903,875
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	1,125,000	1,325,509
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	2,850,000	3,332,676
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	1,025,000	1,192,516
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	900,000	1,018,557
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,460,000	1,623,812
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), ”A“, 5%, 11/01/2044	7,325,000	7,478,312
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B“, 5%, 2/01/2040 (Put Date 2/01/2030)	4,200,000	4,968,684
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-1“, 5%, 2/01/2040 (Put Date 2/01/2025)	1,205,000	1,340,791
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-2“, 5%, 2/01/2040 (Put Date 2/01/2027)	7,015,000	8,037,366
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	661,578
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	945,000	1,083,594
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	895,000	967,271
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	4,485,000	4,814,872
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2032	225,000	256,779
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2033	270,000	306,253
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2034	335,000	378,115
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2035	325,000	364,813
Cambria County, PA, General Obligation, ”B“, AGM, 4%, 8/01/2036	170,000	190,405
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	1,115,000	1,189,872
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	530,000	567,805
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	645,000	688,912
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,475,000	1,815,990
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,260,000	1,541,585
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	630,000	768,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	$730,000	$736,541
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,307,436
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	951,719
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 4%, 1/01/2033	2,155,000	2,163,340
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2038	345,000	357,251
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,546,128
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	505,000	544,309
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 0.984% (LIBOR - 3mo. + 0.75%), 6/01/2037	7,315,000	6,451,098
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	585,000	612,992
Doylestown, PA, Hospital Rev., ”A“, 5%, 7/01/2049	590,000	652,269
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	369,500
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	472,472
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	485,000	485,349
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	265,000	260,832
Erie, PA, City School District General Obligation, ”A“, AGM, 5%, 4/01/2034	820,000	1,037,202
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), ”A“, 4%, 7/01/2049	7,950,000	8,654,370
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), ”A“, 5%, 12/01/2043	9,610,000	10,831,719
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	12,095,000	8,127,356
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2021	755,000	803,433
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2023	675,000	770,067
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	690,000	810,860
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2026	630,000	778,837
Luzerne County, PA, ”A“, AGM, 5%, 11/15/2029	5,835,000	6,991,205
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2029	1,570,000	1,964,824
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	940,000	1,136,498
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	680,000	852,434
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2032	2,625,000	3,202,500
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2033	2,000,000	2,427,520
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,970,000	2,127,029
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,880,000	2,017,409
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	2,355,000	2,522,134
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”C“, 5%, 11/15/2045 (w)	950,000	1,093,659
Montgomery County, PA, Industrial Development Authority Rev. (Haverford School Project), 4%, 3/01/2049	8,700,000	9,538,854
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	998,039
Montour County, PA, Geisinger Authority Health System Rev., ”A“, 4%, 4/01/2039	3,320,000	3,813,651
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	450,000	499,315
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	600,000	659,772
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,310,000	1,401,202
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	800,000	852,448
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	2,945,000	2,999,630
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management Project, Inc.), 2.15%, 7/01/2041 (Put Date 7/01/2024)	8,000,000	8,191,600
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2038	1,000,000	1,165,790
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2039	250,000	290,665
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	2,305,000	2,468,655
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	4,322,121
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”128A“, 4.75%, 4/01/2033 (u)	6,285,000	6,896,405
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	2,017,225
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	2,000,000	2,403,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	$7,820,000	$9,301,812
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	22,255,000	26,353,926
Pennsylvania Turnpike Commission Rev., ”A“, 5%, 12/01/2044	2,220,000	2,677,875
Philadelphia, PA, ”B“, 5%, 2/01/2032	5,250,000	6,740,895
Philadelphia, PA, ”B“, 5%, 2/01/2035	3,850,000	4,867,516
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2033	4,215,000	4,935,807
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	250,000	292,100
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2042	11,175,000	12,795,040
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	415,000	416,897
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	315,000	335,034
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	805,000	847,045
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,530,000	1,646,525
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	1,180,000	1,253,856
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,430,165
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,177,397
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 6.75%, 6/15/2033	150,000	161,855
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	355,000	381,203
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2035	1,040,000	1,217,320
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	10,810,000	12,454,850
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2037	2,080,000	2,406,560
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2058	8,300,000	9,431,788
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.25%, 12/01/2047	350,000	356,080
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.5%, 12/01/2058	505,000	516,453
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	565,000	541,886
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,005,000	934,067
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	1,570,000	1,419,092
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2042	9,075,000	10,491,789
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	2,910,000	3,538,560
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	2,048,276
Philadelphia, PA, School District, ”A“, 5%, 9/01/2033	310,000	382,540
Philadelphia, PA, School District, ”A“, 5%, 9/01/2035	1,160,000	1,421,708
Philadelphia, PA, School District, ”A“, 4%, 9/01/2036	1,565,000	1,805,181
Philadelphia, PA, School District, ”A“, 5%, 9/01/2036	385,000	470,097
Philadelphia, PA, School District, ”A“, 4%, 9/01/2037	1,240,000	1,425,554
Philadelphia, PA, School District, ”A“, 5%, 9/01/2037	385,000	468,718
Philadelphia, PA, School District, ”A“, 4%, 9/01/2038	1,775,000	2,034,398
Philadelphia, PA, School District, ”A“, 5%, 9/01/2038	385,000	467,459
Philadelphia, PA, School District, ”A“, 4%, 9/01/2039	1,000,000	1,142,940
Philadelphia, PA, School District, ”B“, 5%, 9/01/2043	1,160,000	1,385,724
Philadelphia, PA, School District, ”F“, 5%, 9/01/2037	1,020,000	1,203,569
Philadelphia, PA, School District, ”F“, 5%, 9/01/2038	255,000	300,242
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2032	750,000	1,033,995
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2033	565,000	788,712
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 4%, 9/01/2035	285,000	335,593
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2044	1,875,000	2,340,544
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	1,920,000	2,128,646
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,945,000	3,257,082

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	$2,015,000	$2,225,164
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2050	1,920,000	2,115,802
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	90,000	90,094
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	80,198
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2030	445,000	455,057
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2035	435,000	439,594
		$343,322,638
Puerto Rico - 6.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	$3,235,000	$3,256,480
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	2,885,000	3,125,753
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	5,860,000	5,874,650
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2029	850,000	939,046
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	2,720,000	2,966,840
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	5,005,000	5,036,481
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	365,000	366,475
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	17,370,000	18,020,159
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	3,255,000	3,526,630
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	8,390,000	8,554,947
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”M“, ASSD GTY, 5%, 7/01/2032	660,000	663,241
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2030	5,350,000	5,697,375
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,980,000	2,091,019
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	4,910,000	5,355,239
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	1,515,000	1,545,618
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	3,330,000	3,398,498
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”Y“, AGM, 6.25%, 7/01/2021	2,445,000	2,485,709
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2021	880,000	880,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NATL, 5%, 7/01/2038	570,000	571,465
Commonwealth of Puerto Rico, General Obligation, ”A“, 8%, 7/01/2035 (a)(d)	50,110,000	30,066,000
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	290,000	290,325
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	10,035,000	10,150,503
Commonwealth of Puerto Rico, Public Improvement, ”A“, ASSD GTY, 5.5%, 7/01/2029	3,390,000	3,727,000
Commonwealth of Puerto Rico, Public Improvement, ”A“, NATL, 5.5%, 7/01/2021	2,890,000	2,890,000
Commonwealth of Puerto Rico, Public Improvement, ”A“, NATL, 5.5%, 7/01/2021	570,000	578,162
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5.25%, 7/01/2030	785,000	790,542
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, NATL, 6%, 7/01/2027	2,560,000	2,588,134
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2021	510,000	510,000
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	7,120,000	7,121,994
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	10,160,000	7,061,200
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	1,535,000	1,066,825
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	850,000	592,875
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	405,000	282,488
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	3,815,000	2,660,962
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	3,990,000	2,773,050
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	425,000	295,375
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	6,450,000	4,482,750
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	445,000	445,191
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,915,000	1,915,479
Puerto Rico Electric Power Authority Rev., ”EEE“, 6.05%, 7/01/2032 (a)(d)	2,380,000	1,651,125
Puerto Rico Electric Power Authority Rev., ”MM“, NATL, 5%, 7/01/2021	50,000	50,000
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 5.25%, 7/01/2022	1,505,000	1,534,393
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 4.75%, 7/01/2033	225,000	225,614
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2022	905,000	909,299
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2024	160,000	161,293
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2025	210,000	211,697
Puerto Rico Electric Power Authority Rev., ”RR“, ASSD GTY, 5%, 7/01/2028	110,000	110,730
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	555,000	557,636

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”SS“, ASSD GTY, 4.375%, 7/01/2030	$230,000	$230,041
Puerto Rico Electric Power Authority Rev., ”SS“, NATL, 5%, 7/01/2021	560,000	560,000
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	1,955,000	1,358,725
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	1,705,000	1,184,975
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	345,000	239,775
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	5,215,000	3,624,425
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2024	970,000	977,838
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2026	35,000	35,283
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 5%, 7/01/2022	360,000	362,243
Puerto Rico Electric Power Authority Rev., ”UU“, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,385,471
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2025	280,000	287,146
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2026	840,000	862,092
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	2,295,000	2,349,506
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	3,085,000	3,152,438
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	860,000	877,381
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2034	465,000	474,691
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	360,000	251,550
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	815,000	568,462
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2022 (a)(d)	2,450,000	1,696,625
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	2,730,000	1,900,762
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	955,000	666,112
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	2,950,000	2,057,625
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	5,000,000	5,125,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,812,433
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	15,000	14,985
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	525,127
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	250,000	249,540
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	603,654
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	154,613
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,199,333
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	688,372
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	725,092
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	820,000	787,610
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	534,994
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2023	3,810,000	4,075,976
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	7,335,000	7,937,057
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	705,000	767,442
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	5,015,000	5,475,327
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2028	755,000	821,742
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	190,000	191,341
Puerto Rico Public Buildings Authority Government Facilities Rev., ”I“, ASSD GTY, 5%, 7/01/2036	425,000	426,679
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2023	1,100,000	1,143,604
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2027	1,600,000	1,617,584
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2028	435,000	439,781
Puerto Rico Public Buildings Authority Government Facilities Rev., ”N“, ASSD GTY, 5%, 7/01/2032	400,000	402,516
Puerto Rico Public Buildings Authority Rev., ”M-2“, AAC, 10%, 7/01/2035	4,660,000	4,946,590
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.5%, 7/01/2034	395,000	411,420
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	974,000	992,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	$33,541,000	$35,068,793
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	9,821,000	9,866,471
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	132,000	133,760
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	1,824,000	1,880,635
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	157,000	141,460
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	1,554,000	1,279,020
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	293,000	223,667
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	14,021,000	9,871,485
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	13,721,000	8,869,666
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,798,000	2,763,526
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	350,000	352,828
		$299,681,549
Rhode Island - 0.4%
Providence, RI, ”A“, 5%, 1/15/2025	$1,345,000	$1,457,536
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3%, 12/01/2021	4,890,000	4,910,489
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2021	1,120,000	1,168,743
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.25%, 12/01/2022	1,500,000	1,507,845
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2022	700,000	751,121
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.8%, 12/01/2031	1,835,000	1,823,990
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	2,570,000	2,618,496
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	4,625,000	4,622,780
		$18,861,000
South Carolina - 2.0%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,420,348
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	796,757
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,880,000	4,594,851
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,269,644
Richland County, SC, Environmental Improvement Rev. (International Paper), ”A“, 3.875%, 4/01/2023	5,750,000	6,178,950
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	4,350,000	4,883,397
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,425,000	9,647,383
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), ”A“, 5%, 5/01/2048	6,685,000	7,604,321
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), ”C“, 5%, 7/01/2032	5,000,000	6,181,000
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,580,000	1,521,256
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,210,000	1,152,646
South Carolina Ports Authority Rev., 5.25%, 7/01/2050	3,075,000	3,776,192
South Carolina Ports Authority Rev. (tax-exempt), ”B“, 5%, 7/01/2044	8,000,000	9,479,120
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2035	3,405,000	3,834,030
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2037	5,290,000	5,888,775
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2039	5,235,000	5,815,980
South Carolina Public Service Authority Rev., ”A“, 5.125%, 12/01/2043	2,745,000	3,001,603
South Carolina Public Service Authority Rev., ”B“, 5.125%, 12/01/2043	6,550,000	7,162,294
South Carolina Public Service Authority Rev., ”C“, 5%, 12/01/2036	2,920,000	3,047,458
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 5%, 4/15/2048	4,620,000	5,332,081
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, AGM, 4%, 4/15/2045 (w)	1,080,000	1,208,293
		$97,796,379
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2024	$1,000,000	$1,116,110
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2025	1,000,000	1,112,290
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2026	1,400,000	1,551,088
South Dakota Housing Development Authority, Homeownership Mortgage, ”B“, 4.5%, 11/01/2048 (u)	9,460,000	10,532,480
		$14,311,968

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 2.0%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045	$10,310,000	$11,521,116
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-1“, 4%, 8/01/2044	440,000	474,148
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2044	655,000	768,885
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	330,000	384,777
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,019,500
Knox County, IN, Health Educational & Housing Facility Rev. (University Health System, Inc.), ”A“, 5%, 9/01/2030	7,250,000	8,727,187
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	7,000,000	7,875,000
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	790,000	919,126
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,805,000	3,169,987
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2040	9,465,000	10,825,972
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2029 (Prerefunded 5/15/2021)	4,765,000	4,961,842
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,603,275
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2035	2,685,000	3,083,722
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	170,000	187,078
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	230,000	248,545
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2035	1,700,000	2,135,098
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2054	10,000,000	12,079,300
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	1,665,000	1,791,873
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	2,385,000	2,640,958
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	2,805,000	3,312,845
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 3.75%, 7/01/2039	1,500,000	1,657,125
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4%, 1/01/2043	2,445,000	2,660,087
Tennessee Housing Development Agency, Residential Finance Program Rev., ”2-C“, 4%, 1/01/2045	960,000	1,017,082
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 4.25%, 7/01/2049	2,745,000	3,022,657
Tennessee Housing Development Agency, Residential Finance Program Rev., ”4“, 4.5%, 7/01/2049 (u)	8,365,000	9,298,283
		$98,385,468
Texas - 4.7%
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	$650,000	$838,461
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	600,000	790,110
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	850,000	1,109,020
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	630,000	816,745
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	625,000	804,344
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2037	1,200,000	1,413,672
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2038	980,000	1,151,441
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	5,100,000	5,926,251
Austin, TX, Airport System Rev., ”B“, 5%, 11/15/2041	1,070,000	1,235,882
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	715,000	716,552
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	1,055,000	1,057,585
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	200,000	190,284
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	490,000	467,205
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	315,000	300,151
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	460,000	438,127
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,320,730
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 2.35%, 4/01/2040	1,025,000	998,442
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 3%, 4/01/2040	900,000	824,931
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	2,355,000	2,409,989
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,425,000	1,459,015
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	2,240,000	2,556,109
College of the Mainland, TX, General Obligation, 4%, 8/15/2049	2,240,000	2,534,403
Dallas and Fort Worth, TX, International Airport Rev., ”C“, 5%, 11/01/2045	1,875,000	1,955,662
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	1,770,300
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	8,347,762
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), ”A“, 5.25%, 9/01/2044	415,000	446,254
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	489,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Gulf Coast Waste Disposal Authority, TX, Solid Waste Disposal Rev. (Waste Management of Texas, Inc.), ”B“, 2.45%, 5/01/2028 (Put Date 5/03/2021)	$1,330,000	$1,341,664
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2030	1,170,000	1,383,139
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev. (Cameron County), ”A“, BAM, 4%, 2/15/2031	1,525,000	1,787,041
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2035	1,575,000	1,865,036
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2036	2,790,000	3,289,940
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2037	3,775,000	4,436,606
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2038	3,150,000	3,690,760
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	225,000	229,894
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	545,000	555,442
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	900,000	394,236
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	2,250,000	756,967
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	855,000
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,510,159
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	102,483
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project) ”A“, 5%, 7/01/2027	665,000	691,647
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects) ”B-2“, 5%, 7/15/2027	905,000	941,426
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	2,760,000	2,833,885
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-2“, 5%, 7/15/2020	3,215,000	3,220,273
Houston, TX, Airport System Rev., Subordinate Lien, ”A“, 5%, 7/01/2031	2,310,000	2,464,585
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	10,000	10,029
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,565,000	1,764,710
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	150,000	153,531
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	215,000	218,341
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	240,000	243,034
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	435,000	435,513
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	562,706
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,802,781
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	2,001,752
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), ”B-1“, 3.25%, 11/15/2022	10,000	9,369
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2031	190,000	193,048
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 4%, 7/01/2036	955,000	835,338
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2046	6,220,000	5,916,215
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2051	2,545,000	2,328,497
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	355,000	372,537
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	355,000	367,240
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	895,000	913,876
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	1,585,000	1,711,150
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	45,000	46,040
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	115,000	117,138
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	345,000	349,682
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032	155,000	158,701
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037	175,000	178,385
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042	215,000	218,350
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048	300,000	305,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$3,195,000	$3,112,218
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	7,435,000	7,088,083
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), ”B“, 6%, 1/01/2025 (n)	7,145,000	7,103,988
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,763,863
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2029	420,000	517,314
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2030	520,000	635,674
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2031	420,000	509,930
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2032	420,000	505,835
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	7,313,220
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2028	635,000	769,518
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2029	625,000	766,944
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2030	520,000	633,308
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2031	375,000	453,604
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2032	465,000	557,954
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), ”A“, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	2,815,907
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,208,105
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,418,960
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,526,838
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), ”B“, 5%, 11/15/2030	3,200,000	2,852,832
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	8,751,376	8,264,362
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	785,000	800,268
Texas Department of Housing & Community Affairs Residential Mortgage Rev., ”A“, 4.75%, 1/01/2049 (u)	9,835,000	11,068,899
Texas Department of Housing & Community Affairs Residential Mortgage Rev., ”A“, 4.75%, 1/01/2049 (u)	4,810,000	5,413,463
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., ”A“, 4.75%, 3/01/2049 (u)	3,795,000	4,230,211
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2026	805,000	864,401
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group IH-635 Managed Lanes Project), 7.5%, 6/30/2033	230,000	231,357
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group IH-635 Managed Lanes Project), 7%, 6/30/2040	9,265,000	9,315,957
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	20,065,000	22,767,755
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,713,106
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,358,285
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,176,970
Texas State University, Financing System Rev., ”A“, 5%, 3/15/2032	5,000,000	6,181,650
Texas Transportation Commission, State Highway 249 System Rev., ”A“, 5%, 8/01/2057	4,100,000	4,583,882
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2037	455,000	225,375
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2038	335,000	156,971
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2039	375,000	166,500
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2040	375,000	157,354
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2041	745,000	295,772
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2042	1,025,000	385,113
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2043	840,000	298,595
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	602,744
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	2,631,676
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	40,000	40,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
University of Texas, System Rev., ”J“, 5%, 8/15/2028	$5,000,000	$6,235,100
		$232,652,469
Utah - 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 5%, 4/15/2030	$150,000	$150,047
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 6%, 4/15/2045	795,000	795,509
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2039	290,000	353,235
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2044	260,000	312,868
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2049	1,840,000	2,200,511
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,154,680
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,998,734
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), ”A“, 5%, 5/15/2043 (w)	5,000,000	6,363,050
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”H“, GNMA, 4.5%, 8/21/2049	1,667,268	1,764,720
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 4%, 9/21/2049	3,298,171	3,468,258
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 4.5%, 7/21/2049	3,946,666	4,177,348
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 3.5%, 2/21/2050	4,005,028	4,174,721
		$28,913,681
Vermont - 0.6%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$165,000	$171,275
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	2,020,000	2,104,456
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	1,035,000	1,118,525
Vermont Housing Finance Agency, Multi-Purpose Rev., ”C“, 4%, 11/01/2043	390,000	412,433
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.625%, 6/15/2029	485,000	513,605
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.75%, 6/15/2030	530,000	557,687
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2033	500,000	525,585
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2034	530,000	555,975
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3%, 6/15/2035	13,000,000	12,715,690
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.375%, 6/15/2036	7,130,000	6,979,557
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4.375%, 6/15/2046	765,000	783,643
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4%, 6/15/2047	1,260,000	1,262,835
		$27,701,266
Virginia - 1.1%
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2027 (Put Date 5/02/2022)	$1,275,000	$1,300,322
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	13,150,000	14,657,779
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,100,000	2,180,220
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,905,000	4,928,383
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,990,000	4,998,951
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), ”A“, 2.4%, 9/01/2038 (Put Date 5/02/2022)	1,090,000	1,111,647
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 11.247%, 8/23/2027 (p)	3,400,000	4,676,836
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), ”A“, 2.5%, 6/01/2023 (Put Date 5/01/2020)	1,455,000	1,501,371
Loudon County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, ”A“, 0%, 7/01/2049	15,000,000	6,144,000
Manassas Park, VA, Economic Development Authority Lease Rev., ”A“, 6%, 7/15/2035 (Prerefunded 7/15/2020)	845,000	846,715
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	110,000	109,542
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	145,000	146,440
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	270,000	276,529
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	980,000	958,558
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	230,000	234,970
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), ”A“, 2.4%, 6/01/2028 (Put Date 5/01/2022)	1,275,000	1,300,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2030	$800,000	$821,544
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035	715,000	730,737
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,285,000	1,320,453
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	738,000
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	185,000	188,918
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	5,705,000	5,862,401
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	529,028	53
		$55,034,691
Washington - 1.7%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., ”S-1“, 5%, 11/01/2041	$13,000,000	$15,785,120
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,885,000	2,100,022
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	2,410,000	2,641,384
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	4,630,000	4,981,324
King Country, WA, Public Hospital District No. 2 (EvergreenHealth), ”A“, 4%, 12/01/2040	2,000,000	2,257,620
King Country, WA, Public Hospital District No. 2 (EvergreenHealth), ”A“, 4%, 12/01/2041	1,250,000	1,407,000
King Country, WA, Public Hospital District No. 2 (EvergreenHealth), ”A“, 4%, 12/01/2045	3,795,000	4,234,575
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	10,000,000	12,021,500
Seattle, WA, Port Rev., 4%, 4/01/2044	1,600,000	1,713,920
Seattle, WA, Port Rev., ”B“, 5%, 8/01/2024	3,000,000	3,218,340
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	500,000	549,005
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,875,000	1,994,962
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,710,000	1,812,036
Washington Higher Education Facilities Authority Rev. (Seattle University Project), 4%, 5/01/2045 (w)	545,000	599,631
Washington Higher Education Facilities Authority Rev. (Seattle University Project), 4%, 5/01/2050 (w)	515,000	561,324
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2037	12,000,000	13,614,840
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2039	7,985,000	9,035,507
Washington State Convention Center Public Facilities District, Lodging Tax, 5%, 7/01/2058	3,830,000	4,193,582
		$82,721,692
West Virginia - 0.5%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037	$10,000,000	$10,241,400
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,445,000	1,568,042
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2038	840,000	966,596
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	250,000	286,905
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Thomas Health System), 6.5%, 10/01/2038 (a)(d)	2,110,000	751,160
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	10,000,000	10,786,400
West Virginia Housing Development Fund, ”A“, FHA, 3.45%, 11/01/2033	640,000	705,459
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	605,000	668,858
West Virginia Housing Development Fund, ”A“, FHA, 3.9%, 11/01/2048	300,000	323,604
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	675,000	830,169
		$27,128,593
Wisconsin - 1.4%
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	$6,000,000	$6,922,500
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,570,000	4,101,109
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	5,000,000	5,724,650
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), ”A“, 5%, 7/15/2026 (Prerefunded 7/15/2021)	2,215,000	2,322,383
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2030	115,000	146,637
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2031	130,000	163,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2032	$150,000	$187,869
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2033	160,000	199,413
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2034	150,000	186,282
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2035	190,000	234,903
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2036	1,200,000	1,366,488
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2037	1,100,000	1,248,742
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	805,000	915,100
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2038	385,000	441,256
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2044	450,000	510,305
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2049	1,875,000	2,117,250
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2039	815,000	809,947
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2046	875,000	842,704
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2054	1,665,000	1,563,801
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”B-3“, 2.25%, 11/01/2026	1,735,000	1,621,236
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2040	465,000	470,724
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2045	630,000	635,890
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2050	2,560,000	2,580,147
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., ”D“, 4%, 3/01/2047 (u)	5,725,000	6,247,177
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	385,000	392,365
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	1,260,000	1,314,117
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	1,600,000	1,649,920
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	1,630,000	1,665,974
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	200,000	228,890
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	615,000	692,182
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	420,000	469,367
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	124,697
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	124,200
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 4%, 9/01/2020	30,000	30,014
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025	100,000	102,994
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030	165,000	168,594
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038	220,000	220,805
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	688,582
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	632,352
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027	5,080,000	4,507,890
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	925,000	815,202
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”A“, 5%, 11/15/2041 (w)	1,010,000	1,163,449
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	620,000	702,720
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037	995,000	1,042,213
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042	960,000	997,488
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047	2,320,000	2,396,792
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052	200,000	206,028
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029	490,000	510,477
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034	455,000	471,562
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044	375,000	386,933
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049	740,000	768,675
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, 5%, 7/01/2036	500,000	592,935
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2044	375,000	436,249
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2045	805,000	871,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2050	$695,000	$748,591
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2054	485,000	559,021
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2055	785,000	842,635
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2058	560,000	642,880
		$68,728,749
Wyoming - 0.2%
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	$9,000,000	$10,074,870
Total Municipal Bonds		$4,869,753,992
Other Municipal Bonds – 0.4%
Multi-Family Housing Revenue – 0.4%
Freddie Mac, VRDN, 2.625%, 6/15/2035	$17,740,000	$19,360,549
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, ”A“, NATL, 0%, 2/15/2045 (n)	$484,279	$156,143
Toll Road Investors Partnership II LP, Capital Appreciation, ”B“, NATL, 0%, 2/15/2033 (n)	3,715,000	2,038,508
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	6,065,000	4,988,480
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2027 (n)	851,000	612,749
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2028 (n)	638,000	441,648
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	25,900,000	7,721,238
Total Bonds		$15,958,766
Investment Companies (h) - 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.17% (v)	93,874,016	$93,883,403

Other Assets, Less Liabilities - (1.1)%		(54,183,083)
Net Assets - 100.0%		$4,944,773,627
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $93,883,403 and $4,905,073,307, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,100,868, representing 1.1% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity

Portfolio of Investments (unaudited) – continued
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,889,114,541	$—	$4,889,114,541
U.S. Corporate Bonds	—	15,958,766	—	15,958,766
Mutual Funds	93,883,403	—	—	93,883,403
Total	$93,883,403	$4,905,073,307	$—	$4,998,956,710
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$149,559,733	$394,943,832	$450,598,457	$(25,846)	$4,141	$93,883,403
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$178,326	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.